Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues	$ 8,278,056	$ 2,558,578	$ 11,958,786	$ 2,563,344
Operating expenses:
General and administrative	3,802,053	976,796	7,970,005	1,031,592
Sales and marketing expenses	540,460	296,410	930,095	296,410
Direct costs	1,190,121		2,263,896
Amortization and depreciation	69,070		127,760
Total operating costs and expenses	5,601,704	1,273,206	11,291,756	1,328,002
Operating loss	2,676,352	1,285,372	667,030	1,235,342
Non-operating activity
Other income (expense)	(1,415)		19,788
Gains on settlement of debt			59,000
Interest expenses	(70,198)	(9,037)	(225,283)	(9,037)
Total other income (expense)	(71,613)	(9,037)	(146,495)	(9,037)
Income before income taxes	2,604,739	1,276,335	520,535	1,226,305
Minority interest	737,357	321,685	178,900	321,685
Disputed activity	274,806		411,919
Provision for income taxes	758,000	134,200	177,000	134,200
Net Income/(Loss)	834,576	820,450	(247,284)	770,420
Earnings (loss) per share:
Basic	0.03	0.03	(0.01)	0.03
Dilutive	0.03	0.03	(0.01)	0.03
Weighted average shares outstanding
Basic	29,614,800	30,259,243	30,068,404	30,254,346
Dilutive	$ 31,214,800	$ 30,259,243	$ 30,068,404	$ 30,254,346